UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2007
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Ivory Investment Management, L.P.
           --------------------------------------------------
Address:   11755 Wilshire Blvd., Suite 1350
           --------------------------------------------------
           Los Angeles, CA  90025
           --------------------------------------------------

Form 13F File Number:  028-06191
                       ---------


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Christopher T. Winkler
           --------------------------------------------------
Title:     Managing Member
           --------------------------------------------------
Phone:     310-899-7300
           --------------------------------------------------

Signature, Place, and Date of Signing:

   /s/ Christopher T. Winkler   Los Angeles, CA                  5/14/07
   --------------------------   ------------------------------  ----------
          [Signature]           [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                   0
                                               -------------

Form 13F Information Table Entry Total:             58
                                               -------------

Form 13F Information Table Value Total:          $ 3,162,178
                                               -------------
                                               (in thousands)


List of Other Included Managers:

No. 13F File Number Name

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                                  Form 13F INFORMATION TABLE

         COLUMN 1           COLUMN 2   COLUMN 3  COLUMN 4        COLUMN 5       COLUMN 6  COLUMN 7            COLUMN 8
-------------------------- ----------- --------- --------- ------------------- ---------- --------  --------------------------------
                            TITLE OF               VALUE     SHRS OR  SH/ PUT/ INVESTMENT  OTHER           VOTING AUTHORITY
    NAME OF ISSUER           CLASS       CUSIP    (x$1000)   PRN AMT  PRN CALL DISCRETION MANAGERS      SOLE      SHARED    NONE
-------------------------- ----------- --------- --------- ---------- --- ---- ---------- --------  ------------ -------- ---------
AERCAP HOLDINGS NV         SHS         N00985106    61,276  2,104,979 SH       Sole         0          2,104,979     0
-------------------------- ----------- --------- --------- ---------- --- ---- ---------- --------  ------------ -------- ---------
AGERE SYS INC              COM         00845V308    81,991  3,624,705 SH       Sole         0          3,624,705     0
-------------------------- ----------- --------- --------- ---------- --- ---- ---------- --------  ------------ -------- ---------
ALCATEL-                   SPONSORED
 LUCENT                    ADR         013904305    61,057  5,165,600 SH       Sole         0          5,165,600     0
-------------------------- ----------- --------- --------- ---------- --- ---- ---------- --------  ------------ -------- ---------
AMR CORP                   COM         001765106    69,578  2,285,000 SH       Sole         0          2,285,000     0
-------------------------- ----------- --------- --------- ---------- --- ---- ---------- --------  ------------ -------- ---------
ARIBA INC                  COM NEW     04033V203    10,458  1,112,600 SH       Sole         0          1,112,600     0
-------------------------- ----------- --------- --------- ---------- --- ---- ---------- --------  ------------ -------- ---------
AMERICAN RAILCAR
 INDUSTRIES INC            COM         02916P103    11,405    382,600 SH       Sole         0            382,600     0
-------------------------- ----------- --------- --------- ---------- --- ---- ---------- --------  ------------ -------- ---------
BEARINGPOINT INC           COM         074002106    76,579  9,997,300 SH       Sole         0          9,997,300     0
-------------------------- ----------- --------- --------- ---------- --- ---- ---------- --------  ------------ -------- ---------
BIG LOTS INC               COM         089302103    31,280  1,000,000 SH       Sole         0          1,000,000     0
-------------------------- ----------- --------- --------- ---------- --- ---- ---------- --------  ------------ -------- ---------
BURLINGTON
 NORTHN SANTA FE           COM         12189T104    40,143    499,100 SH       Sole         0            499,100     0
-------------------------- ----------- --------- --------- ---------- --- ---- ---------- --------  ------------ -------- ---------
CSK AUTO CORP              COM         125965103    13,760    800,000 SH       Sole         0            800,000     0
-------------------------- ----------- --------- --------- ---------- --- ---- ---------- --------  ------------ -------- ---------
CIRCUIT CITY STORE INC     COM         172737108    37,071  2,000,600 SH       Sole         0          2,000,600     0
-------------------------- ----------- --------- --------- ---------- --- ---- ---------- --------  ------------ -------- ---------
CROWN CASTLE INTL CORP     COM         228227104    66,782  2,078,500 SH       Sole         0          2,078,500     0
-------------------------- ----------- --------- --------- ---------- --- ---- ---------- --------  ------------ -------- ---------
CERADYNE INC               COM         156710105    54,740  1,000,000 SH       Sole         0          1,000,000     0
-------------------------- ----------- --------- --------- ---------- --- ---- ---------- --------  ------------ -------- ---------
CVS CORP                   COM         126650100   170,478  4,993,489 SH       Sole         0          4,993,489     0
-------------------------- ----------- --------- --------- ---------- --- ---- ---------- --------  ------------ -------- ---------
EFUNDS CORP                COM         28224R101    11,698    438,800 SH       Sole         0            438,800     0
-------------------------- ----------- --------- --------- ---------- --- ---- ---------- --------  ------------ -------- ---------
ENSCO INTL INC             COM         26874Q100    57,898  1,064,300 SH       Sole         0          1,064,300     0
-------------------------- ----------- --------- --------- ---------- --- ---- ---------- --------  ------------ -------- ---------
CORPORATE EXECUTIVE
 BRD CO                    COM         21988R102    37,980    500,000 SH       Sole         0            500,000     0
-------------------------- ----------- --------- --------- ---------- --- ---- ---------- --------  ------------ -------- ---------
FEDERATED DEPT STORES
 INC DE                    COM         31410H101    83,793  1,860,000 SH       Sole         0          1,860,000     0
-------------------------- ----------- --------- --------- ---------- --- ---- ---------- --------  ------------ -------- ---------
FIRST DATA CORP            COM         319963104   111,527  4,146,000 SH       Sole         0          4,146,000     0
-------------------------- ----------- --------- --------- ---------- --- ---- ---------- --------  ------------ -------- ---------
FREEDOM ACQUISITION        UNIT
 HLDGS IN                  12/28/2011  35645F202    16,260  1,500,000 SH       Sole         0          1,500,000     0
-------------------------- ----------- --------- --------- ---------- --- ---- ---------- --------  ------------ -------- ---------
GARDNER DENVER INC         COM         365558105    15,309    439,295 SH       Sole         0            439,295     0
-------------------------- ----------- --------- --------- ---------- --- ---- ---------- --------  ------------ -------- ---------
GEO GROUP INC              COM         36159R103    18,581    410,000 SH       Sole         0            410,000     0
-------------------------- ----------- --------- --------- ---------- --- ---- ---------- --------  ------------ -------- ---------
CORNING INC                COM         219350105    99,262  4,365,100 SH       Sole         0          4,365,100     0
-------------------------- ----------- --------- --------- ---------- --- ---- ---------- --------  ------------ -------- ---------
HALLIBURTON CO             COM         406216101    88,209  2,779,100 SH       Sole         0          2,779,100     0
-------------------------- ----------- --------- --------- ---------- --- ---- ---------- --------  ------------ -------- ---------
HILLENBRAND INDS INC       COM         431573104   108,243  1,823,199 SH       Sole         0          1,823,199     0
-------------------------- ----------- --------- --------- ---------- --- ---- ---------- --------  ------------ -------- ---------
HOME DEPOT INC             COM         437076102    68,017  1,851,300 SH       Sole         0          1,851,300     0
-------------------------- ----------- --------- --------- ---------- --- ---- ---------- --------  ------------ -------- ---------
HERBALIFE LTD              COM
                           USD SHS     G4412G101     7,838    200,000 SH       Sole         0            200,000     0
-------------------------- ----------- --------- --------- ---------- --- ---- ---------- --------  ------------ -------- ---------
INTEGRATED DEVICE
 TECHNOLOGY                COM         458118106    92,653  6,008,600 SH       Sole         0          6,008,600     0
-------------------------- ----------- --------- --------- ---------- --- ---- ---------- --------  ------------ -------- ---------
INFINEON                   SPONSORED
 TECHNOLOGIES AG           ADR         45662N103    95,442  6,129,850 SH       Sole         0          6,129,850     0
-------------------------- ----------- --------- --------- ---------- --- ---- ---------- --------  ------------ -------- ---------
INFOSPACE INC              COM NEW     45678T201    12,221    476,100 SH       Sole         0            476,100     0
-------------------------- ----------- --------- --------- ---------- --- ---- ---------- --------  ------------ -------- ---------
INNOPHOS
 HOLDINGS INC              COM         45774N108    25,935  1,500,000 SH       Sole         0          1,500,000     0
-------------------------- ----------- --------- --------- ---------- --- ---- ---------- --------  ------------ -------- ---------
KBR INC                    COM         48242W106    64,825  3,185,500 SH       Sole         0          3,185,500     0
-------------------------- ----------- --------- --------- ---------- --- ---- ---------- --------  ------------ -------- ---------
LAMAR ADVERTISING CO       CL A        512815101    66,862  1,061,800 SH       Sole         0          1,061,800     0
-------------------------- ----------- --------- --------- ---------- --- ---- ---------- --------  ------------ -------- ---------
LCA-VISION                 COM PAR
 INC                       $.001       501803308    31,814    772,376 SH       Sole         0            772,376     0
-------------------------- ----------- --------- --------- ---------- --- ---- ---------- --------  ------------ -------- ---------
LSI LOGIC CORP             COM         502161102    81,225  7,780,200 SH       Sole         0          7,780,200     0
-------------------------- ----------- --------- --------- ---------- --- ---- ---------- --------  ------------ -------- ---------
ALLSCRIPTS
 HEALTHCARE SOLUTI         COM         01988P108    26,810  1,000,000 SH       Sole         0          1,000,000     0
-------------------------- ----------- --------- --------- ---------- --- ---- ---------- --------  ------------ -------- ---------
MICRON TECHNOLOGY INC      COM         595112103    29,714  2,459,800 SH       Sole         0          2,459,800     0
-------------------------- ----------- --------- --------- ---------- --- ---- ---------- --------  ------------ -------- ---------
NOKIA                      SPONSORED
 CORP                      ADR         654902204   118,247  5,159,100 SH       Sole         0          5,159,100     0
-------------------------- ----------- --------- --------- ---------- --- ---- ---------- --------  ------------ -------- ---------
NVIDIA CORP                COM         67066G104    18,520    643,500 SH       Sole         0            643,500     0
-------------------------- ----------- --------- --------- ---------- --- ---- ---------- --------  ------------ -------- ---------
OSHKOSH TRUCK CORP         COM         688239201    26,500    500,000 SH       Sole         0            500,000     0
-------------------------- ----------- --------- --------- ---------- --- ---- ---------- --------  ------------ -------- ---------
PALM INC NE                COM         696643105    37,928  2,092,000 SH       Sole         0          2,092,000     0
-------------------------- ----------- --------- --------- ---------- --- ---- ---------- --------  ------------ -------- ---------
U.S. AUTO PARTS
 NETWORK INC               COM         90343C100     7,787  1,450,000 SH       Sole         0          1,450,000     0
-------------------------- ----------- --------- --------- ---------- --- ---- ---------- --------  ------------ -------- ---------
PEOPLESUPPORT INC          COM         712714302    12,478  1,089,800 SH       Sole         0          1,089,800     0
-------------------------- ----------- --------- --------- ---------- --- ---- ---------- --------  ------------ -------- ---------
PACTIV CORP                COM         695257105     4,049    120,000 SH       Sole         0            120,000     0
-------------------------- ----------- --------- --------- ---------- --- ---- ---------- --------  ------------ -------- ---------
QUALCOMM INC               COM         747525103    52,988  1,242,100 SH       Sole         0          1,242,100     0
-------------------------- ----------- --------- --------- ---------- --- ---- ---------- --------  ------------ -------- ---------
RAIT FINANCIAL
 TRUST                     COM         749227104    14,931    534,400 SH       Sole         0            534,400     0
-------------------------- ----------- --------- --------- ---------- --- ---- ---------- --------  ------------ -------- ---------
ROWAN COS INC              COM         779382100    59,479  1,831,800 SH       Sole         0          1,831,800     0
-------------------------- ----------- --------- --------- ---------- --- ---- ---------- --------  ------------ -------- ---------
RADISYS CORP               COM         750459109    12,281    751,600 SH       Sole         0            751,600     0
-------------------------- ----------- --------- --------- ---------- --- ---- ---------- --------  ------------ -------- ---------
SEAGATE TECHNOLOGY         SHS         G7945J104    71,998  3,090,030 SH       Sole         0          3,090,030     0
-------------------------- ----------- --------- --------- ---------- --- ---- ---------- --------  ------------ -------- ---------
TRINITY INDS INC           COM         896522109   103,577  2,470,835 SH       Sole         0          2,470,835     0
-------------------------- ----------- --------- --------- ---------- --- ---- ---------- --------  ------------ -------- ---------
TELETECH
 HOLDINGS INC              COM         879939106    20,282    552,800 SH       Sole         0            552,800     0
-------------------------- ----------- --------- --------- ---------- --- ---- ---------- --------  ------------ -------- ---------
TXU CORP                   COM         873168108    14,102    220,000 SH       Sole         0            220,000     0
-------------------------- ----------- --------- --------- ---------- --- ---- ---------- --------  ------------ -------- ---------
UNITEDHEALTH
 GROUP INC                 COM         91324P102   105,479  1,991,300 SH       Sole         0          1,991,300     0
-------------------------- ----------- --------- --------- ---------- --- ---- ---------- --------  ------------ -------- ---------
UNION PAC CORP             COM         907818108    85,779    844,700 SH       Sole         0            844,700     0
-------------------------- ----------- --------- --------- ---------- --- ---- ---------- --------  ------------ -------- ---------
VERISIGN INC               COM         92343E102   106,037  4,221,200 SH       Sole         0          4,221,200     0
-------------------------- ----------- --------- --------- ---------- --- ---- ---------- --------  ------------ -------- ---------
XM SATELLITE
 RADIO HLDGS INC           CL A        983759101    64,121  4,962,900 SH       Sole         0          4,962,900     0
-------------------------- ----------- --------- --------- ---------- --- ---- ---------- --------  ------------ -------- ---------
YAHOO INC                  COM         984332106   122,760  3,923,300 SH       Sole         0          3,923,300     0
-------------------------- ----------- --------- --------- ---------- --- ---- ---------- --------  ------------ -------- ---------
FORD MTR                   NOTE
 CO DEL                    4.250%12/1  345370CF5    64,139 58,000,000 SH       Sole         0         58,000,000     0
-------------------------- ----------- --------- --------- ---------- --- ---- ---------- --------  ------------ -------- ---------
